UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478
Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2016 – August 31, 2017
Item 1: Reports to Shareholders

Vanguard® CMT Funds

August 31, 2017

Vanguard® Market Liquidity Fund

Vanguard® Municipal Cash Management Fund

	August 31, 2016 - August 31, 2017

	Vanguard	Peer Group	7-Day SEC
	Fund	Average[1]	Yield[2]:
Vanguard CMT Funds			8/31/2017
Total Returns
Market Liquidity	0.93%	1.28%	1.22%
Municipal Cash Management	0.72	0.76	0.79

1 Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a Thomson Reuters Company.
2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

Expense Ratios[1]:
Your Fund compared with its Peer Group

	Fund	Peer Group
	Expense	Average[2]
Vanguard CMT Funds	Ratio

Market Liquidity	0.005%	0.27%
Municipal Cash Management	0.01	0.14

1 The expense ratios shown are from the prospectuses dated December 23, 2016 and represent estimated costs for the current fiscal year. The expense ratios for the fiscal year ended August 31,
2017 were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management
Fund. The peer-group expense ratio is derived from data provided by Lipper Inc., a Thomson Reuters
Company, and captures information through year-end 2016.
2 Peer Groups: Institutional Money Market Funds Average for Market Liquidity; Tax-Exempt Money
Market Funds Average for Municipal Cash Management. Derived from data provided by Lipper, a
Thomson Reuters Company.

FUND PROFILES

As of 8/31/2017

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes

7-Day SEC Yield	1.22%
Average Weighted Maturity	37 days

Expense Ratio[1]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	31.7%
Commercial Paper	33.7
Repurchase Agreements	8.2
U.S. Government and Agency Obligations	24.8
Taxable Municipal Bonds	0.2
Other Notes	1.4

1The expense ratio shown is from the prospectus dated December 23, 2016, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2017 was 0.005%.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	0.79%

Average Weighted Maturity	14 days

Expense Ratio[1]	0.01%

Largest State Concentrations[2]
New York	20.3%
Illinois	8.9
Ohio	8.3
Pennsylvania	6.3
Texas	5.5
Multiple States	5.3
Florida	3.8
Wisconsin	3.2
Massachusetts	2.4
Georgia	2.3
Top Ten	66.3%

1The expense ratio shown is from the prospectus dated December 23, 2016, and represents estimated costs for the current fiscal year. The expense ratio for the fiscal year ended August 31, 2017 was 0.01%.
2Percentages of total net assets

Performance Summary

Average Annual Total Returns for periods ended June 30, 2017

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Five Years	Ten Years

Market Liquidity	7/19/2004	0.83%	0.32%	0.77%
Municipal Cash Management	7/19/2004	0.67	0.21	0.57

Market Liquidity Fund

Financial Statements

Statement of Net Assets
As of August 31, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (25.4%)
2	Federal Home Loan Bank Discount Notes	1.031%	9/1/17	369,000	368,989
2	Federal Home Loan Bank Discount Notes	1.031%	9/8/17	40,000	39,992
2	Federal Home Loan Bank Discount Notes	1.026%	9/20/17	174,981	174,890
2	Federal Home Loan Bank Discount Notes	1.027%	9/27/17	227,200	227,039
2	Federal Home Loan Bank Discount Notes	1.021%	10/20/17	25,484	25,449
2	Federal Home Loan Bank Discount Notes	1.022%–1.027%	10/25/17	743,600	742,485
3	Freddie Mac Discount Notes	1.031%	9/6/17	15,000	14,998
	United States Treasury Bill	1.013%	9/21/17	55,184	55,157
	United States Treasury Bill	0.975%–0.980%	11/2/17	1,000,000	998,300
	United States Treasury Bill	1.020%–1.043%	11/9/17	2,750,000	2,745,050
	United States Treasury Bill	1.025%	11/16/17	795,600	794,057
	United States Treasury Bill	1.056%	11/24/17	750,000	748,327
	United States Treasury Bill	1.023%–1.066%	11/30/17	1,500,000	1,496,310
	United States Treasury Bill	1.106%	12/14/17	750,000	747,982
	United States Treasury Bill	1.116%	12/28/17	500,000	498,360
	United States Treasury Bill	1.131%	1/11/18	500,000	498,160
	United States Treasury Bill	1.136%	2/1/18	1,500,000	1,493,340
	United States Treasury Bill	1.121%	2/15/18	500,000	497,565
	United States Treasury Bill	1.121%	3/1/18	750,000	746,025
4	United States Treasury Floating Rate Note	1.193%	10/31/18	500,000	501,100
Total U.S. Government and Agency Obligations (Cost $13,409,746)					13,413,575
Commercial Paper (34.4%)
Bank Holding Company (0.1%)
5	ABN Amro Funding USA LLC	1.235%	9/15/17	75,250	75,213

Finance—Auto (0.5%)
5	BMW US Capital LLC	1.204%	9/28/17	30,000	29,972
5	BMW US Capital LLC	1.204%	10/2/17	45,000	44,950
6	Toyota Motor Credit Corp.	1.649%	9/14/17	81,000	81,011
6	Toyota Motor Credit Corp.	1.647%	9/15/17	68,000	68,010
6	Toyota Motor Credit Corp.	1.629%	10/6/17	29,750	29,760

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
6	Toyota Motor Credit Corp.	1.629%	10/10/17	22,250	22,259
					275,962
Finance—Other (0.1%)
6	GE Capital Treasury Services US LLC	1.304%	1/24/18	35,750	35,750

Foreign Banks (30.4%)
[5,6] Australia & New Zealand Banking Group Ltd.		1.381%	9/7/17	159,500	159,506
[5,6] Australia & New Zealand Banking Group Ltd.		1.369%	9/12/17	55,250	55,252
5	Australia & New Zealand Banking Group Ltd.	1.207%–1.210%	10/26/17	321,500	320,857
[5,6] Australia & New Zealand Banking Group Ltd.		1.319%	1/8/18	54,000	54,000
[5,6] Australia & New Zealand Banking Group Ltd.		1.335%	1/22/18	63,000	62,997
[5,6] Australia & New Zealand Banking Group Ltd.		1.351%	3/21/18	92,500	92,494
[5,6] Australia & New Zealand Banking Group Ltd.		1.344%	3/22/18	67,250	67,243
[5,6] Australia & New Zealand Banking Group Ltd.		1.381%	6/21/18	92,500	92,493
[5,6] Australia & New Zealand Banking Group Ltd.		1.384%	7/26/18	37,000	36,993
[5,6] Australia & New Zealand Banking Group Ltd.		1.392%	8/2/18	62,000	61,988
[5,6] Australia & New Zealand Banking Group Ltd.		1.397%	8/14/18	7,000	6,999
[5,6] Australia & New Zealand Banking Group Ltd.		1.404%	8/24/18	25,000	24,995
5	Bank of Nova Scotia	1.207%	10/5/17	104,000	103,869
5	Bank of Nova Scotia	1.228%	10/10/17	140,000	139,798
[5,6] Bank of Nova Scotia		1.426%	10/23/17	87,000	87,014
[5,6] Bank of Nova Scotia		1.401%	11/10/17	139,500	139,525
[5,6] Bank of Nova Scotia		1.321%	11/20/17	97,000	97,023
[5,6] Bank of Nova Scotia		1.321%	12/7/17	102,500	102,500
[5,6] Bank of Nova Scotia		1.345%	12/22/17	92,000	92,006
[5,6] Bank of Nova Scotia		1.342%	1/2/18	113,000	113,003
5	Bank Nederlandse Gemeenten NV	1.180%–1.190%	9/1/17	573,500	573,483
5	Bank Nederlandse Gemeenten NV	1.190%	9/5/17	117,500	117,480
5	Bank Nederlandse Gemeenten NV	1.180%	9/8/17	1,000,000	999,770
	BNP Paribas SA (New York Branch)	1.140%	9/5/17	356,000	355,947
5	Canadian Imperial Bank of Commerce	1.228%	9/28/17	254,500	254,258
[5,6] Commonwealth Bank of Australia		1.916%	9/25/17	64,500	64,528
5	Commonwealth Bank of Australia	1.207%–1.217%	10/12/17	250,000	249,635
[5,6] Commonwealth Bank of Australia		1.461%	12/21/17	250,000	250,125
[5,6] Commonwealth Bank of Australia		1.751%	1/5/18	24,000	24,037
[5,6] Commonwealth Bank of Australia		1.748%	1/12/18	151,000	151,236
[5,6] Commonwealth Bank of Australia		1.702%	1/25/18	100,000	100,154
[5,6] Commonwealth Bank of Australia		1.594%	2/26/18	186,500	186,713
[5,6] Commonwealth Bank of Australia		1.429%	5/11/18	50,000	50,014
[5,6] Commonwealth Bank of Australia		1.429%	5/11/18	163,000	163,046
[5,6] Commonwealth Bank of Australia		1.428%	5/18/18	50,000	50,014
[5,6] Commonwealth Bank of Australia		1.396%	7/23/18	75,000	74,987
	Credit Agricole CIB (New York)	1.080%	9/1/17	1,048,000	1,047,969
5	Danske Corp.	1.180%	9/8/17	100,000	99,974
5	Danske Corp.	1.325%	11/10/17	46,250	46,130
5	DNB Bank ASA	1.238%	10/23/17	240,000	239,566
[5,6] DNB Bank ASA		1.318%	11/16/17	250,000	250,010
[5,6] DNB Bank ASA		1.307%	12/15/17	250,000	250,000
[5,6] DNB Bank ASA		1.331%	1/19/18	300,000	299,988
[5,6] HSBC Bank plc		1.481%	12/20/17	166,750	166,858
[5,6] HSBC Bank plc		1.561%	3/19/18	87,750	87,861
[5,6] HSBC Bank plc		1.466%	4/24/18	64,000	64,043
[5,6] HSBC Bank plc		1.464%	4/25/18	36,500	36,524
[5,6] National Australia Bank Ltd.		1.679%	9/8/17	150,000	150,013

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
5	National Australia Bank Ltd.	1.187%–1.197%	9/25/17	300,000	299,748
[5,6] National Australia Bank Ltd.		1.331%	1/19/18	235,000	235,000
[5,6] National Australia Bank Ltd.		1.334%	1/29/18	250,000	249,990
[5,6] National Australia Bank Ltd.		1.371%	5/4/18	250,000	249,965
[5,6] National Australia Bank Ltd.		1.386%	5/30/18	225,000	224,966
[5,6] National Australia Bank Ltd.		1.389%	5/31/18	88,250	88,250
5	Nederlandse Waterschaps NV	1.190%	9/6/17	1,783,000	1,782,643
5	Nordea Bank AB	1.150%	9/7/17	932,000	932,000
5	Nordea Bank AB	1.207%	10/20/17	300,000	299,502
5	Nordea Bank AB	1.279%	12/4/17	30,000	29,895
5	Nordea Bank AB	1.395%	3/1/18	110,000	109,225
5	Skandinaviska Enskilda Banken AB	1.304%	11/3/17	20,000	19,955
5	Svenska Handelsbanken AB	1.217%	9/5/17	29,100	29,095
5	Svenska Handelsbanken AB	1.228%–1.259%	10/2/17	339,600	339,226
5	Svenska Handelsbanken AB	1.321%	11/1/17	28,325	28,263
5	Svenska Handelsbanken AB	1.280%	11/27/17	150,000	149,534
5	Svenska Handelsbanken AB	1.270%	11/28/17	150,000	149,528
5	Svenska Handelsbanken AB	1.289%	11/29/17	46,050	45,903
	Swedbank AB	1.180%	9/12/17	40,000	39,984
	Swedbank AB	1.180%	9/13/17	37,000	36,984
	Swedbank AB	1.180%	9/14/17	37,000	36,983
	Swedbank AB	1.180%	9/15/17	37,000	36,982
	Swedbank AB	1.315%	11/3/17	114,754	114,496
	Swedbank AB	1.320%	11/15/17	167,500	167,053
	Swedbank AB	1.325%	11/16/17	173,900	173,430
	Swedbank AB	1.331%	11/29/17	109,800	109,453
	Swedbank AB	1.326%–1.331%	11/30/17	160,200	159,687
	Swedbank AB	1.326%	12/1/17	50,000	49,833
	Swedbank AB	1.326%	12/4/17	200,000	199,308
	Swedbank AB	1.325%	12/7/17	128,000	127,543
	Swedbank AB	1.400%	3/1/18	70,000	69,503
[5,6] Westpac Banking Corp.		1.749%	12/14/17	200,000	200,252
[5,6] Westpac Banking Corp.		1.749%	1/8/18	50,000	50,076
[5,6] Westpac Banking Corp.		1.572%	3/1/18	100,000	100,106
[5,6] Westpac Banking Corp.		1.549%	3/12/18	147,000	147,166
[5,6] Westpac Banking Corp.		1.414%	5/25/18	185,000	185,055
[5,6] Westpac Banking Corp.		1.387%	6/15/18	100,000	100,000
[5,6] Westpac Banking Corp.		1.394%	7/27/18	250,000	249,982
[5,6] Westpac Banking Corp.		1.424%	8/20/18	150,000	149,985
					16,081,467
Foreign Governments (1.2%)
5	CDP Financial Inc.	1.359%	9/27/17	15,500	15,484
5	CDP Financial Inc.	1.369%	10/2/17	30,500	30,462
5	CDP Financial Inc.	1.349%	10/5/17	12,000	11,984
5	CDP Financial Inc.	1.360%	11/1/17	17,750	17,707
	Export Development Canada	1.306%	1/3/18	52,000	51,764
	Export Development Canada	1.306%	1/8/18	35,250	35,084
	Export Development Canada	1.306%	1/9/18	71,000	70,663
	Export Development Canada	1.306%	1/10/18	35,500	35,330
	Export Development Canada	1.306%	1/11/18	35,500	35,329
[5,6] Ontario Teachers' Finance Trust		1.449%	10/13/17	48,750	48,758
5	Ontario Teachers' Finance Trust	1.361%	10/27/17	34,500	34,429
5	Ontario Teachers' Finance Trust	1.309%	11/3/17	58,625	58,488
5	Ontario Teachers' Finance Trust	1.361%	11/13/17	20,750	20,694

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
5	Ontario Teachers' Finance Trust	1.361%	11/16/17	8,500	8,476
5	Ontario Teachers' Finance Trust	1.341%	11/27/17	40,500	40,370
7	PSP Capital Inc.	1.187%–1.207%	10/10/17	43,500	43,442
7	PSP Capital Inc.	1.207%	10/12/17	15,750	15,728
[6,7] PSP Capital Inc.		1.328%	10/18/17	44,750	44,761
					618,953
Foreign Industrial (1.2%)
5	Nestle Capital Corp.	1.225%	10/13/17	74,750	74,658
5	Nestle Capital Corp.	1.225%	10/16/17	56,000	55,927
5	Nestle Capital Corp.	1.225%	10/17/17	56,000	55,925
	Nestle Finance International Ltd.	1.143%	9/7/17	57,000	56,988
	Nestle Finance International Ltd.	1.143%	9/8/17	37,750	37,741
	Nestle Finance International Ltd.	1.225%	10/13/17	74,750	74,647
	Nestle Finance International Ltd.	1.225%	10/16/17	37,250	37,195
5	Total Capital Canada Ltd.	1.204%	9/14/17	185,250	185,167
	Toyota Credit Canada Inc.	1.305%	11/6/17	49,250	49,130
	Toyota Credit Canada Inc.	1.376%	12/18/17	8,750	8,714
	Toyota Credit Canada Inc.	1.377%	12/19/17	17,750	17,676
					653,768
Industrial (0.9%)
5	Apple Inc.	1.204%	10/17/17	75,000	74,883
5	The Coca-Cola Co.	1.266%	12/5/17	50,000	49,830
5	The Coca-Cola Co.	1.266%	12/8/17	50,000	49,825
5	Wal-Mart Stores, Inc.	1.080%	9/1/17	250,000	249,993
5	Wal-Mart Stores, Inc.	1.100%	9/5/17	41,322	41,315
					465,846
Total Commercial Paper (Cost $18,205,442)					18,206,959
Certificates of Deposit (32.4%)
Domestic Banks (5.7%)
	Citibank NA	1.180%	9/7/17	124,000	124,001
	Citibank NA	1.180%	9/8/17	124,000	124,001
	Citibank NA	1.180%	9/11/17	107,000	107,001
	Citibank NA	1.190%	9/18/17	165,000	165,001
	Citibank NA	1.210%	9/20/17	46,250	46,250
	Citibank NA	1.210%	9/21/17	50,000	50,000
	Citibank NA	1.240%	10/2/17	100,000	100,001
	Citibank NA	1.290%	11/10/17	31,000	31,000
6	HSBC Bank USA NA	1.612%	9/1/17	189,000	189,002
	HSBC Bank USA NA	1.415%	9/19/17	18,500	18,502
6	HSBC Bank USA NA	1.452%	10/2/17	98,000	98,013
6	HSBC Bank USA NA	1.592%	3/2/18	32,000	32,038
6	HSBC Bank USA NA	1.591%	3/6/18	47,750	47,803
6	HSBC Bank USA NA	1.542%	4/3/18	69,000	69,067
6	HSBC Bank USA NA	1.511%	4/19/18	36,500	36,528
6	HSBC Bank USA NA	1.472%	5/3/18	174,000	174,096
6	HSBC Bank USA NA	1.421%	6/5/18	98,500	98,508
6	HSBC Bank USA NA	1.428%	8/16/18	26,200	26,195
6	Wells Fargo Bank NA	1.391%	9/6/17	200,000	200,006
6	Wells Fargo Bank NA	1.395%	9/21/17	150,000	150,015
6	Wells Fargo Bank NA	1.359%	10/13/17	200,000	200,028
6	Wells Fargo Bank NA	1.332%	11/1/17	300,000	300,057
6	Wells Fargo Bank NA	1.329%	11/9/17	100,000	100,013
6	Wells Fargo Bank NA	1.332%	12/1/17	250,000	250,040

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
6 Wells Fargo Bank NA	1.338%	1/16/18	125,000	125,029
6 Wells Fargo Bank NA	1.338%	1/17/18	125,000	125,029
				2,987,224
Yankee Certificates of Deposit (26.7%)
6 Bank of Montreal (Chicago Branch)	1.422%	9/1/17	121,000	121,000
6 Bank of Montreal (Chicago Branch)	1.401%	9/6/17	80,000	80,001
6 Bank of Montreal (Chicago Branch)	1.421%	9/20/17	250,000	250,012
6 Bank of Montreal (Chicago Branch)	1.358%	10/17/17	120,000	120,005
6 Bank of Montreal (Chicago Branch)	1.362%	11/3/17	250,000	250,050
6 Bank of Montreal (Chicago Branch)	1.341%	12/6/17	95,250	95,251
6 Bank of Montreal (Chicago Branch)	1.341%	12/7/17	141,500	141,496
Bank of Montreal (Chicago Branch)	1.352%	1/29/18	100,000	100,000
6 Bank of Montreal (Chicago Branch)	1.354%	2/1/18	100,000	100,011
6 Bank of Montreal (Chicago Branch)	1.364%	2/26/18	60,000	59,997
6 Bank of Montreal (Chicago Branch)	1.364%	2/26/18	100,000	100,007
6 Bank of Montreal (Chicago Branch)	1.369%	3/2/18	90,000	90,000
Bank of Nova Scotia (Houston Branch)	1.560%	11/6/17	14,885	14,899
6 Bank of Nova Scotia (Houston Branch)	1.319%	12/11/17	97,500	97,497
6 Bank of Nova Scotia (Houston Branch)	1.338%	12/18/17	197,000	197,014
6 Bank of Nova Scotia (Houston Branch)	1.365%	2/22/18	50,000	50,003
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.170%	9/1/17	289,000	289,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.170%	9/5/17	271,000	271,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.250%	9/11/17	300,000	300,006
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.280%	10/2/17	200,000	200,008
6 Canadian Imperial Bank of Commerce (New
York Branch)	1.334%	11/27/17	218,000	218,000
6 Canadian Imperial Bank of Commerce (New
York Branch)	1.338%	12/18/17	300,000	300,000
6 Canadian Imperial Bank of Commerce (New
York Branch)	1.354%	12/27/17	300,000	300,009
6 Canadian Imperial Bank of Commerce (New
York Branch)	1.364%	1/29/18	200,000	200,008
6 Commonwealth Bank of Australia (New York
Branch)	1.532%	4/3/18	150,000	150,166
Credit Industriel et Commercial (New York
Branch)	1.170%	9/5/17	708,000	708,000
Credit Industriel et Commercial (New York
Branch)	1.160%	9/6/17	278,000	277,997
Credit Industriel et Commercial (New York
Branch)	1.170%	9/6/17	71,000	71,000
Credit Suisse AG (New York Branch)	1.320%	12/1/17	200,000	200,000
DNB Bank ASA (New York Branch)	1.160%	9/7/17	292,000	292,000
KBC Bank NV (New York Branch)	1.180%	9/5/17	296,000	296,000
KBC Bank NV (New York Branch)	1.180%	9/5/17	772,000	772,000
Lloyds Bank plc (New York Branch)	1.220%	9/25/17	150,000	150,001
Lloyds Bank plc (New York Branch)	1.220%	9/26/17	36,750	36,756
Natixis (New York Branch)	1.180%	9/5/17	734,000	734,000
Natixis (New York Branch)	1.180%	9/6/17	334,000	334,000
Nordea Bank AB (New York Branch)	1.350%	9/8/17	7,390	7,390
Nordea Bank AB (New York Branch)	1.315%	12/14/17	200,000	199,974

Market Liquidity Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
6	Royal Bank of Canada (New York Branch)	1.411%	9/20/17	263,110	263,126
6	Royal Bank of Canada (New York Branch)	1.321%	12/19/17	149,000	149,000
6	Royal Bank of Canada (New York Branch)	1.491%	12/20/17	292,000	292,155
6	Royal Bank of Canada (New York Branch)	1.358%	2/20/18	350,000	350,000
6	Royal Bank of Canada (New York Branch)	1.364%	3/1/18	225,000	224,998
6	Royal Bank of Canada (New York Branch)	1.581%	3/7/18	48,000	48,054
6	Royal Bank of Canada (New York Branch)	1.358%	3/16/18	50,000	49,997
6	Royal Bank of Canada (New York Branch)	1.551%	3/20/18	70,380	70,446
6	Royal Bank of Canada (New York Branch)	1.471%	4/19/18	75,000	75,038
	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.160%	9/6/17	386,000	386,000
	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.150%	9/7/17	473,000	473,000
6	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.371%	11/20/17	69,000	69,009
6	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.314%	12/28/17	37,000	36,998
6	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.324%	12/28/17	96,500	96,497
6	Sumitomo Mitsui Banking Corp. (New York
	Branch)	1.327%	10/16/17	72,000	71,998
6	Sumitomo Mitsui Banking Corp. (New York
	Branch)	1.352%	11/1/17	300,000	300,006
6	Sumitomo Mitsui Banking Corp. (New York
	Branch)	1.352%	12/1/17	181,000	180,991
6	Svenska HandelsBanken AB (New York Branch)	1.426%	10/23/17	224,000	224,056
6	Svenska HandelsBanken AB (New York Branch)	1.349%	12/8/17	300,000	300,066
6	Svenska HandelsBanken AB (New York Branch)	1.339%	1/8/18	170,000	170,037
6	Svenska HandelsBanken AB (New York Branch)	1.386%	4/30/18	75,000	75,031
	Swedbank AB (New York Branch)	1.170%	9/5/17	198,000	198,000
6	Toronto Dominion Bank (New York Branch)	1.692%	9/5/17	250,000	250,012
6	Toronto Dominion Bank (New York Branch)	1.672%	11/1/17	150,000	150,091
6	Toronto Dominion Bank (New York Branch)	1.672%	11/2/17	50,000	50,031
	Toronto Dominion Bank (New York Branch)	1.400%	12/12/17	200,000	200,018
6	Toronto Dominion Bank (New York Branch)	1.491%	12/20/17	200,000	200,100
6	Toronto Dominion Bank (New York Branch)	1.551%	3/20/18	300,000	300,294
6	Toronto Dominion Bank (New York Branch)	1.407%	6/15/18	75,000	75,006
[5,6] Toronto Dominion Bank (New York Branch)		1.434%	8/28/18	300,000	300,039
	UBS AG (Stamford Branch)	1.200%	9/6/17	70,975	70,976
6	Westpac Banking Corp. (New York Branch)	1.914%	9/28/17	68,500	68,533
6	Westpac Banking Corp. (New York Branch)	1.919%	9/29/17	198,000	198,097
					14,142,258
Total Certificates of Deposit (Cost $17,127,444)					17,129,482
Other Notes (1.5%)
6	Bank of America NA	1.432%	10/2/17	84,500	84,519
6	Bank of America NA	1.411%	10/4/17	86,500	86,518
6	Bank of America NA	1.409%	10/11/17	92,000	92,024
6	Bank of America NA	1.371%	11/7/17	250,000	250,070
6	Bank of America NA	1.349%	11/14/17	74,750	74,743
6	Bank of America NA	1.351%	12/4/17	95,500	95,522
6	Bank of America NA	1.342%	1/2/18	91,500	91,533
Total Other Notes (Cost $774,750)					774,929

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (8.4%)
Federal Reserve Bank of New York
(Dated 8/31/17, Repurchase Value
$4,445,123,000, collateralized by U.S. Treasury
Note/Bond 1.625%-4.625%, 2/28/22-
5/15/46; with a value of $4,445,124,000)
(cost $4,445,000)	1.000%	9/1/17	4,445,000	4,445,000
Taxable Municipal Bonds (0.1%)
8 Greene County GA Development Authority
Revenue VRDO	1.180%	9/7/17	3,750	3,750
7 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	1.170%	9/7/17	6,000	6,000
7 Massachusetts Transportation Fund Revenue
TOB VRDO	1.170%	9/7/17	6,000	6,000
8 New York State Housing Finance Agency
Housing Revenue VRDO	1.130%	9/7/17	12,900	12,900
7 Seattle WA Municipal Light & Power Revenue
TOB VRDO	1.170%	9/7/17	6,000	6,000
University of Texas System Revenue	1.100%	9/7/17	37,500	37,500
University of Texas System Revenue Financing
System Revenue VRDO	1.100%	9/7/17	7,000	7,000
Total Taxable Municipal Bonds (Cost $79,150)				79,150
Total Investments (102.2%) (Cost $54,041,532)				54,049,095
Other Assets and Liabilities (-2.2%)
Other Assets
Receivables for Accrued Income				20,249
Other Assets				706
Total Other Assets				20,955
Liabilities
Payables for Investment Securities Purchased				(1,199,771)
Payables to Vanguard				(129)
Total Liabilities				(1,199,900)
Net Assets (100%)
Applicable to 528,596,133 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				52,870,150
Net Asset Value Per Share				$100.02

Market Liquidity Fund

At August 31, 2017, net assets consisted of:

Amount
($000)
Paid-in Capital	52,860,818
Undistributed Net Investment Income	28
Accumulated Net Realized Gains	1,741
Unrealized Appreciation (Depreciation)	7,563
Net Assets	52,870,150

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2017, the aggregate value of these securities was $14,930,861,000, representing 28.2% of net assets.
6 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $121,931,000, representing 0.2% of net assets.
8 Scheduled principal and interest payments are guaranteed by bank letter of credit.
TOB—Tender Option Bond.
VRDO--Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2017
($000)
Investment Income
Income
Interest	479,966
Total Income	479,966
Expenses
The Vanguard Group—Note B
Management and Administrative	2,564
Custodian Fees	22
Total Expenses	2,586
Expenses Paid Indirectly	(22)
Net Expenses	2,564
Net Investment Income	477,402
Realized Net Gain (Loss) on Investment Securities Sold	418
Change in Unrealized Appreciation (Depreciation) of Investment Securities	6,240
Net Increase (Decrease) in Net Assets Resulting from Operations	484,060

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	477,402	194,964
Realized Net Gain (Loss)	418	154
Change in Unrealized Appreciation (Depreciation)	6,240	1,323
Net Increase (Decrease) in Net Assets Resulting from Operations	484,060	196,441
Distributions
Net Investment Income	(477,376)	(194,964)
Realized Capital Gain	—	—
Total Distributions	(477,376)	(194,964)
Capital Share Transactions
Issued	587,560,701	485,052,276
Issued in Lieu of Cash Distributions	477,242	194,778
Redeemed	(578,857,679)	(488,605,121)
Net Increase (Decrease) from Capital Share Transactions	9,180,264	(3,358,067)
Total Increase (Decrease)	9,186,948	(3,356,590)
Net Assets
Beginning of Period	43,683,202	47,039,792
End of Period[1]	52,870,150	43,683,202
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $28,000 and $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2017	2016[1]	2015[1]	2014[1]	2013[1]
Net Asset Value, Beginning of
Period	$100.01	$100.00	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	.919	.421	.100	.100	.100
Net Realized and Unrealized Gain
(Loss) on Investments	.010	.010	—	—	—
Total from Investment Operations	.929	.431	.100	.100	.100
Distributions
Dividends from Net Investment
Income	(.919)	(.421)	(.100)	(.100)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.919)	(.421)	(.100)	(.100)	(.100)
Net Asset Value, End of Period	$100.02	$100.01	$100.00	$100.00	$100.00

Total Return	0.93%	0.43%	0.13%	0.12%	0.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,870	$43,683	$47,040	$37,202	$28,103
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to
Average Net Assets	0.93%	0.42%	0.13%	0.12%	0.15%
1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations to enhance the stability and resilience of all money market funds, and the compliance dates for these amendments range from July 2015 to October 2016. The board of trustees, in accordance with the best interest of the shareholders, approved a number of changes in response to these amendments, and has designated the fund as an institutional money market fund. As a result, the fund is required to transact at a market-based net asset value per share (NAV) calculated to four decimal places or an equivalent value. In addition, the fund is subject to liquidity fees and redemption gates (temporary suspension of redemptions) in certain circumstances. The fund began transacting at a market-based NAV as of the close of business on August 12, 2016, and simultaneously underwent a 1-for-100 reverse share split whereby each shareholder of record received 1 share for every 100 shares held on that date.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2014-2017), and has concluded that no provision for federal income tax is required in the fund's financial statements.

Market Liquidity Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at August 31, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fee when the fund maintains cash on deposit in the non-interest bearing custodian account. For the year ended August 31, 2017, custodian fee offset arrangements reduced the fund’s expenses by $22,000 (an annual fee of 0.00% of average net assets).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2017, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

Market Liquidity Fund

At August 31, 2017, the cost of investment securities for tax purposes was $54,041,532,000. Net unrealized appreciation of investment securities for tax purposes was $7,563,000, consisting of unrealized gains of $8,233,000 on securities that had risen in value since their purchase and $670,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Capital shares issued and redeemed were:
	Year Ended August 31,
	2017	2016[1]
	Shares	Shares
	(000)	(000)
Issued	5,874,811	4,850,497
Issued in Lieu of Cash Distributions	4,772	1,948
Redeemed	(5,787,793)	(4,886,025)
Net Increase (Decrease) in Shares Outstanding	91,790	(33,580)

1 Shares adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

G. Management has determined that no material events or transactions occurred subsequent to August 31, 2017, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund

Statement of Net Assets
As of August 31, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund's Form N-MFP filings may be viewed at sec.gov or via a link on the "Portfolio Details" page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (0.9%)
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.800%	9/7/17 LOC	6,000	6,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.800%	9/7/17 LOC	15,000	15,000
				21,000
Alaska (1.8%)
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.780%	9/7/17	11,340	11,340
Alaska Housing Finance Corp. Home Mortgage Revenue VRDO	0.780%	9/7/17	6,295	6,295
Valdez AK Marine Terminal Revenue (Exxon Pipeline Co.) VRDO	0.820%	9/1/17	26,555	26,555
				44,190
Arizona (1.2%)
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.810%	9/7/17 LOC	10,200	10,200
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.850%	9/7/17	4,000	4,000
1 Phoenix AZ Civic Improvement Corp. Airport Revenue TOB VRDO	0.850%	9/7/17	8,990	8,990
1 Scottsdale AZ Municipal Property Corp. Excise Tax Revenue TOB VRDO	0.890%	9/7/17	7,350	7,350
				30,540
California (0.4%)
1 California GO TOB VRDO	0.800%	9/7/17	5,300	5,300
California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.760%	9/7/17	4,800	4,800
				10,100
Colorado (1.6%)
1 Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
TOB VRDO	0.820%	9/7/17	5,700	5,700
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.770%	9/7/17	8,300	8,300
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)
VRDO	0.780%	9/7/17	5,000	5,000
Colorado Housing & Finance Authority Single Family Mortgage Revenue VRDO	0.800%	9/7/17	5,325	5,325
Denver CO City & County COP VRDO	0.820%	9/1/17	10,150	10,150
Holland Creek CO Metropolitan District Revenue VRDO	0.800%	9/7/17 LOC	5,835	5,835
				40,310
District of Columbia (1.8%)
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.810%	9/7/17	5,935	5,935
1 District of Columbia Water & Sewer Authority Public Utility Revenue TOB VRDO	0.810%	9/7/17	8,965	8,965
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.840%	9/1/17 LOC	28,980	28,980
				43,880
Florida (3.8%)
1 Greater Orlando Aviation Authority Florida Airport Facilities Revenue TOB VRDO	0.820%	9/7/17	5,000	5,000
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.790%	9/7/17	6,300	6,300
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.780%	9/7/17 LOC	25,220	25,220
1 Jacksonville FL Special Revenue TOB VRDO	0.810%	9/7/17	3,900	3,900
1 Miami-Dade County FL Building Better Communities GO TOB VRDO	0.810%	9/7/17	4,700	4,700
1 Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami) TOB VRDO	0.880%	9/7/17 (Prere.)	11,405	11,405
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project) VRDO	0.800%	9/7/17 LOC	11,290	11,290
1 Orange County FL School Board COP TOB VRDO	0.890%	9/7/17	3,750	3,750
1 Orange County FL School Board COP TOB VRDO	0.890%	9/7/17	7,500	7,500
Pinellas County FL Health Facilities Authority Revenue (Baycare Health System) VRDO	0.860%	9/1/17 LOC	13,200	13,200
				92,265
Georgia (2.3%)
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	0.820%	9/7/17	8,015	8,015
Cobb County GA Hospital Authority Revenue (Equipment Pool Project) VRDO	0.790%	9/7/17 LOC	7,100	7,100
1 Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project) TOB VRDO	0.810%	9/7/17	11,415	11,415

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Private Colleges & University Authority of Georgia Revenue (Emory University) TOB VRDO	0.820%	9/7/17	4,000	4,000
Private Colleges & University Authority of Georgia Revenue (Emory University) VRDO	0.760%	9/7/17	26,800	26,800
				57,330
Illinois (8.9%)
Chicago IL O'Hare International Airport Revenue VRDO	0.820%	9/7/17 LOC	25,000	25,000
Illinois Development Finance Authority Revenue (Evanston Northwestern Healthcare Corp.) VRDO	0.840%	9/1/17	10,000	10,000
Illinois Educational Facilities Authority (Pooled Financing Program) CP	0.920%	9/5/17 LOC	25,850	25,850
Illinois Educational Facilities Authority Revenue (University of Chicago) VRDO	0.780%	9/7/17	22,552	22,552
Illinois Finance Authority Revenue (Bradley University) VRDO	0.780%	9/7/17 LOC	12,600	12,600
Illinois Finance Authority Revenue (Bradley University) VRDO	0.780%	9/7/17 LOC	10,000	10,000
Illinois Finance Authority Revenue (Chicago Historical Society) VRDO	0.800%	9/7/17 LOC	19,625	19,625
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.820%	9/1/17	1,400	1,400
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.820%	9/1/17	10,735	10,735
Illinois Finance Authority Revenue (University of Chicago Medical Center) VRDO	0.810%	9/1/17 LOC	23,800	23,800
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.780%	9/7/17	28,434	28,434
Illinois Toll Highway Authority Revenue VRDO	0.820%	9/7/17 LOC	28,000	28,000
				217,996
Indiana (2.0%)
Indiana Finance Authority Environmental Improvement Revenue (Ispat Inland Inc. Project) VRDO	0.800%	9/7/17 LOC	8,340	8,340
Indiana Finance Authority Hospital Revenue (Parkview Health) VRDO	0.790%	9/7/17 LOC	11,400	11,400
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.780%	9/7/17	5,825	5,825
Indiana Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.780%	9/7/17	700	700
Indiana Finance Authority Revenue VRDO	0.790%	9/7/17 LOC	17,000	17,000
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Indiana University Health Obligated Group) VRDO	0.800%	9/7/17 LOC	7,000	7,000
				50,265
Louisiana (1.1%)
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.820%	9/1/17	15,975	15,975
St. James Parish LA Revenue (NuStar Logistics LP Project) VRDO	0.800%	9/7/17 LOC	10,000	10,000
				25,975
Maine (0.2%)
1 Maine Health & Higher Educational Facilities Authority Revenue (Bowdoin College) TOB VRDO	0.820%	9/7/17	5,665	5,665

Maryland (0.5%)
Maryland Health & Higher Educational Facilities Authority Revenue (University of Maryland
Medical System) VRDO	0.800%	9/7/17 LOC	6,575	6,575
1 Maryland Transportation Authority Facilities Projects Revenue TOB VRDO	0.840%	9/7/17	5,000	5,000
				11,575
Massachusetts (2.4%)
1 Massachusetts GO TOB VRDO	0.900%	9/1/17 LOC	24,900	24,900
1 Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
TOB VRDO	0.740%	9/1/17	25,000	25,000
University of Massachusetts Building Authority Revenue VRDO	0.780%	9/7/17	9,925	9,925
				59,825
Michigan (1.0%)
Green Lake Township MI Economic Development Corp. Revenue (Interlochen Center for the Arts
Project) VRDO	0.820%	9/1/17 LOC	6,600	6,600
1 Michigan Finance Authority Revenue (Trinity Health Credit Group) TOB VRDO	0.820%	9/7/17 LOC	15,700	15,700
Oakland University of Michigan Revenue VRDO	0.810%	9/7/17 LOC	2,950	2,950
				25,250
Minnesota (0.2%)
1 Minneapolis MN Health Care System Revenue (Fairview Health Services) TOB VRDO	0.820%	9/7/17 LOC	4,600	4,600

Mississippi (2.0%)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.840%	9/1/17	3,400	3,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.840%	9/1/17	4,900	4,900
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.840%	9/1/17	25,480	25,480
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.840%	9/1/17	6,200	6,200

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.840%	9/1/17	3,235	3,235
Mississippi Hospital Equipment & Facilities Authority Revenue
(North Mississippi Health Services) VRDO	0.780%	9/7/17	7,025	7,025
				50,240
Missouri (2.0%)
Missouri Development Finance Board Cultural Facilities Revenue
(Nelson Gallery Foundation) VRDO	0.820%	9/1/17	16,980	16,980
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.810%	9/7/17	7,965	7,965
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Louis University)	0.810%	9/1/17 LOC	12,870	12,870
St. Joseph MO Industrial Development Authority Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.810%	9/1/17 LOC	12,300	12,300
				50,115
Multiple States (5.3%)
1 Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.890%	9/7/17 LOC	32,000	32,000
1 Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.870%	9/7/17 LOC	15,000	15,000
1 Nuveen AMT-Free Quality Municipal Income Fund VRDP VRDO	0.890%	9/7/17 LOC	20,000	20,000
1 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.890%	9/7/17	31,500	31,500
1 Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.890%	9/7/17 LOC	31,500	31,500
				130,000
Nebraska (1.6%)
Nebraska Investment Finance Authority Single Family Housing Revenue VRDO	0.780%	9/7/17	39,020	39,020

Nevada (0.8%)
Clark County NV Airport Improvement Revenue VRDO	0.780%	9/7/17 LOC	18,440	18,440

New Hampshire (0.4%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College) VRDO	0.790%	9/1/17	9,675	9,675

New Jersey (2.3%)
Delaware River & Bay Authority New Jersey Revenue VRDO	0.780%	9/7/17 LOC	3,000	3,000
1 New Jersey Economic Development Authority Revenue TOB VRDO	0.820%	9/7/17 LOC	10,000	10,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.800%	9/7/17 LOC	9,000	9,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.750%	9/7/17	6,000	6,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.830%	9/7/17	2,000	2,000
1 RBC Muni Products, Inc. Trust Floaters Series 2017 E-103 TOB	0.820%	9/7/17 LOC	25,000	25,000
1 Rutgers State University New Jersey Revenue TOB VRDO	0.790%	9/7/17	1,000	1,000
				56,000
New Mexico (1.4%)
New Mexico Finance Authority Transportation Revenue VRDO	0.770%	9/7/17 LOC	27,200	27,200
New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare
Services) VRDO	0.820%	9/1/17	6,345	6,345
				33,545
New York (20.3%)
1 Battery Park City Authority New York Revenue TOB VRDO	0.900%	9/1/17 LOC	34,050	34,050
Geneva NY Industrial Development Agency Civic Facility Revenue (Colleges of the Seneca Project)
VRDO	0.810%	9/7/17 LOC	2,425	2,425
Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.790%	9/7/17	15,900	15,900
New York City NY GO VRDO	0.840%	9/1/17 LOC	7,575	7,575
New York City NY GO VRDO	0.840%	9/1/17 LOC	4,350	4,350
New York City NY GO VRDO	0.840%	9/1/17	2,800	2,800
New York City NY GO VRDO	0.850%	9/1/17	4,100	4,100
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (Elliot Chelsea
Development) VRDO	0.820%	9/7/17 LOC	21,525	21,525
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (West 26th Street
Development) VRDO	0.780%	9/7/17 LOC	14,530	14,530
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.800%	9/7/17 LOC	35,600	35,600
New York City NY Housing Development Corp. Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.800%	9/7/17 LOC	25,000	25,000
New York City NY Housing Finance Agency Revenue (211 North End Avenue) VRDO	0.800%	9/7/17 LOC	11,600	11,600

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.820%	9/1/17	14,150	14,150
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.840%	9/1/17	1,300	1,300
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.840%	9/1/17	3,400	3,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.840%	9/1/17	20,700	20,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.850%	9/1/17	6,500	6,500
1 New York City NY Transitional Finance Authority Building Aid Revenue TOB VRDO	0.810%	9/7/17	12,800	12,800
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.820%	9/1/17	15,000	15,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.840%	9/1/17	15,400	15,400
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.840%	9/1/17	1,950	1,950
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.840%	9/1/17	9,350	9,350
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.840%	9/1/17	8,600	8,600
New York Metropolitan Transportation Authority Revenue VRDO	0.810%	9/7/17 LOC	2,100	2,100
1 New York NY GO TOB VRDO	0.820%	9/7/17 LOC	15,835	15,835
1 New York NY GO TOB VRDO	0.820%	9/7/17 LOC	14,165	14,165
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)
VRDO	0.790%	9/7/17 LOC	7,070	7,070
New York State Housing Finance Agency Housing Revenue (Clinton Park Phase II) VRDO	0.820%	9/7/17 LOC	5,000	5,000
New York State Housing Finance Agency Housing Revenue (West 17th Street) VRDO	0.800%	9/7/17 LOC	19,190	19,190
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.820%	9/7/17 LOC	7,000	7,000
New York State Mortgage Agency Homeowner Mortgage Revenue VRDO	0.820%	9/7/17	10,000	10,000
New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.800%	9/7/17 LOC	19,780	19,780
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.870%	9/7/17 LOC	16,700	16,700
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.870%	9/7/17 LOC	34,200	34,200
1 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.870%	9/7/17 LOC	20,000	20,000
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.790%	9/7/17	9,750	9,750
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.790%	9/7/17	8,290	8,290
1 Port Authority of New York & New Jersey Revenue TOB VRDO	0.810%	9/7/17	15,190	15,190
Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.800%	9/7/17 LOC	5,815	5,815
				498,690
North Carolina (1.1%)
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue (Carolinas HealthCare
System) VRDO	0.820%	9/1/17	1,700	1,700
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) VRDO	0.800%	9/1/17	19,930	19,930
Raleigh Durham NC Airport Authority Revenue VRDO	0.790%	9/7/17 LOC	5,320	5,320
				26,950
Ohio (8.3%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.800%	9/1/17 LOC	33,875	33,875
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.780%	9/7/17	7,900	7,900
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.780%	9/7/17	1,650	1,650
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project) VRDO	0.800%	9/7/17	4,150	4,150
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.800%	9/7/17 LOC	5,840	5,840
Columbus OH Regional Airport Authority Airport Revenue (Oasbo Expanded Asset Program)
VRDO	0.800%	9/7/17 LOC	15,575	15,575
Columbus OH Regional Airport Authority Airport Revenue (OASBO Expanded Asset Program)
VRDO	0.800%	9/7/17 LOC	5,305	5,305
Franklin County OH Hospital Facilities Revenue (Doctors OhioHealth Corp.) VRDO	0.790%	9/7/17 LOC	3,100	3,100
Franklin County OH Hospital Facilities Revenue (US Health Corp. of Columbus) VRDO	0.790%	9/7/17 LOC	1,960	1,960
Franklin County OH Hospital Revenue (Nationwide Children's Hospital Project) VRDO	0.780%	9/7/17	11,460	11,460
1 Hamilton County OH Hospital Facilities Revenue (Cincinnati Children's Hospital Medical Center)
TOB VRDO	0.810%	9/7/17	5,625	5,625
Montgomery County OH Economic Development Revenue (Dayton Art Institute) VRDO	0.770%	9/7/17 LOC	2,900	2,900
Ohio Air Quality Development Authority Revenue (TimkenSteel Project) VRDO	0.780%	9/7/17 LOC	9,500	9,500
Ohio Common Schools GO VRDO	0.780%	9/7/17	18,280	18,280
Ohio GO VRDO	0.780%	9/7/17	19,640	19,640
1 Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group) TOB VRDO	0.810%	9/7/17	10,400	10,400
Ohio Housing Finance Agency Residential Mortgage Revenue VRDO	0.800%	9/7/17	7,545	7,545
Ohio State University General Receipts Revenue VRDO	0.760%	9/7/17	20,000	20,000
Ohio State University General Receipts Revenue VRDO	0.760%	9/7/17	16,400	16,400
Ohio Water Development Authority Revenue (TimkenSteel Project) VRDO	0.780%	9/7/17 LOC	2,550	2,550
				203,655
Oregon (0.9%)
Oregon Facilities Authority Revenue (PeaceHealth) VRDO	0.780%	9/7/17 LOC	17,200	17,200

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon GO (Veterans Welfare) VRDO	0.770%	9/7/17	6,085	6,085
				23,285
Pennsylvania (6.3%)
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	0.900%	9/1/17 LOC	33,200	33,200
1 Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical
Center) TOB VRDO	0.900%	9/1/17 LOC	7,100	7,100
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.820%	9/7/17	17,900	17,900
Delaware County PA Industrial Development Authority Solid Waste Revenue (Scott Paper Co.)
VRDO	0.820%	9/7/17	10,300	10,300
Delaware River Port Authority Pennsylvania & New Jersey Revenue VRDO	0.800%	9/7/17 LOC	22,515	22,515
Emmaus PA General Authority Revenue VRDO	0.790%	9/7/17 LOC	28,480	28,480
Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) VRDO	0.780%	9/1/17	25,000	25,000
Haverford Township PA School District GO VRDO	0.800%	9/7/17 LOC	1,985	1,985
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.810%	9/1/17 LOC	6,225	6,225
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)
VRDO	0.760%	9/7/17	2,250	2,250
				154,955
South Carolina (0.3%)
South Carolina Jobs Economic Development Authority Revenue (Heathwood Hall Episcopal
School) VRDO	0.790%	9/7/17 LOC	7,100	7,100

Tennessee (1.7%)
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.900%	9/1/17 LOC	17,115	17,115
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.900%	9/1/17 LOC	4,200	4,200
Montgomery County TN Public Building Authority Pooled Financial Revenue (Tennessee County
Loan Pool) VRDO	0.900%	9/1/17 LOC	19,615	19,615
				40,930
Texas (5.5%)
1 Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.820%	9/7/17	10,905	10,905
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.880%	9/1/17	15,155	15,155
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital System)
VRDO	0.880%	9/1/17	19,535	19,535
Harris County TX Health Facilities Development Corp. Revenue (Methodist Hospital System)
VRDO	0.880%	9/1/17	8,560	8,560
Houston TX Utility System Revenue VRDO	0.800%	9/7/17 LOC	9,950	9,950
1 Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission
Services Corp.) TOB VRDO	0.820%	9/7/17 LOC	7,600	7,600
1 San Antonio TX Electric & Gas Systems Revenue TOB VRDO	0.810%	9/7/17	5,000	5,000
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.800%	9/7/17 LOC	5,750	5,750
2 Texas TRAN	4.000%	8/30/18	50,625	52,155
				134,610
Utah (2.2%)
Emery County UT Pollution Control Revenue (PacifiCorp Projects) VRDO	0.770%	9/7/17 LOC	32,170	32,170
Murray UT Hospital Revenue (IHC Health Services) VRDO	0.820%	9/1/17	8,300	8,300
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project) VRDO	0.810%	9/7/17 LOC	13,470	13,470
				53,940
Vermont (0.1%)
Vermont Housing Finance Agency Revenue VRDO	0.830%	9/7/17	3,185	3,185

Virginia (1.7%)
Hanover County VA Economic Development Authority Revenue (Bon Secours Health System Inc.)
VRDO	0.770%	9/7/17 LOC	11,845	11,845
Loudoun County VA Industrial Development Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.800%	9/7/17	25,000	25,000
1 University of Virginia Revenue TOB VRDO	0.810%	9/7/17 (Prere.)	4,515	4,515
				41,360
Washington (1.9%)
1 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.900%	9/1/17	17,290	17,290

Municipal Cash Management Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue VRDO	0.800%	9/7/17	19,045	19,045
1 King County WA Sewer Revenue TOB VRDO	0.810%	9/7/17	6,950	6,950
University of Washington General Revenue CP Series A	0.900%	2/20/18	3,500	3,500
				46,785
West Virginia (0.2%)
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)
VRDO	0.820%	9/7/17 LOC	4,920	4,920

Wisconsin (3.2%)
Madison WI Metropolitan School District Revenue	2.000%	9/7/17	15,000	15,003
Wisconsin GO (Extendible) CP	0.910%	5/5/18	15,295	15,294
Wisconsin GO (Extendible) CP	0.930%	5/5/18	15,294	15,294
1 Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Credit Group) TOB
VRDO	0.820%	9/7/17	13,500	13,500
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.850%	9/1/17 LOC	18,265	18,265
				77,356
Total Investments (99.6%) (Cost $2,445,521)				2,445,522

				Amount
Other Assets and Liabilities (0.4%)				($000)
Other Assets
Receivables for Investment Securities Sold				70,330
Receivables for Accrued Income				2,510
Other Assets				49
Total Other Assets				72,889
Liabilities
Payables for Investment Securities Purchased				(62,154)
Payables to Vanguard				(12)
Total Liabilities				(62,166)
Net Assets (100%)

Applicable to 24,560,862 outstanding $.001 par value shares of beneficial interest (unlimited authorization)				2,456,245
Net Asset Value Per Share				$100.01

At August 31, 2017, net assets consisted of:

				Amount
				($000)
Paid-in Capital				2,456,212
Undistributed Net Investment Income				5
Accumulated Net Realized Gains				27
Unrealized Appreciation (Depreciation)				1
Net Assets				2,456,245

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the aggregate value of these securities was $655,855,000, representing 26.7% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2017.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2017
($000)
Investment Income
Income
Interest	18,838
Total Income	18,838
Expenses
The Vanguard Group—Note B
Management and Administrative	259
Total Expenses	259
Net Investment Income	18,579
Realized Net Gain (Loss) on Investment Securities Sold	27
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(36)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,570

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,579	5,931
Realized Net Gain (Loss)	27	27
Change in Unrealized Appreciation (Depreciation)	(36)	37
Net Increase (Decrease) in Net Assets Resulting from Operations	18,570	5,995
Distributions
Net Investment Income	(18,578)	(5,930)
Realized Capital Gain	—	—
Total Distributions	(18,578)	(5,930)
Capital Share Transactions
Issued	1,592,798	3,836,878
Issued in Lieu of Cash Distributions	18,578	5,930
Redeemed	(2,265,563)	(3,929,111)
Net Increase (Decrease) from Capital Share Transactions	(654,187)	(86,303)
Total Increase (Decrease)	(654,195)	(86,238)
Net Assets
Beginning of Period	3,110,440	3,196,678
End of Period[1]	2,456,245	3,110,440
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $6 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2017	2016[1]	2015[1]	2014[1]	2013[1]
Net Asset Value, Beginning of
Period	$100.01	$100.00	$100.00	$100.00	$100.00
Investment Operations
Net Investment Income	.718	.190	.040	.100	.100
Net Realized and Unrealized Gain
(Loss) on Investments	—	.010	—	—	—
Total from Investment Operations	.718	.200	.040	.100	.100
Distributions
Dividends from Net Investment
Income	(.718)	(.190)	(.040)	(.100)	(.100)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.718)	(.190)	(.040)	(.100)	(.100)
Net Asset Value, End of Period	$100.01	$100.01	$100.00	$100.00	$100.00

Total Return	0.72%	0.20%	0.04%	0.06%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,456	$3,110	$3,197	$4,247	$3,989
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.72%	0.19%	0.04%	0.06%	0.13%
1 Adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

In July 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations to enhance the stability and resilience of all money market funds, and the compliance dates for these amendments range from July 2015 to October 2016. The board of trustees, in accordance with the best interest of the shareholders, approved a number of changes in response to these amendments, and has designated the fund as an institutional money market fund. As a result, the fund is required to transact at a market-based net asset value per share (NAV) calculated to four decimal places or an equivalent value. In addition, the fund is subject to liquidity fees and redemption gates (temporary suspension of redemptions) in certain circumstances. The fund began transacting at a market-based NAV as of the close of business on August 12, 2016, and simultaneously underwent a 1-for-100 reverse share split whereby each shareholder of record received 1 share for every 100 shares held on that date.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2014-2017), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund's regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund's board of trustees and included in Management and Administrative expenses on the fund's Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Municipal Cash Management Fund

The fund had no borrowings outstanding at August 31, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund's trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At August 31, 2017, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

For tax purposes, at August 31, 2017 the fund had $27,000 of long-term capital gains available for distribution.

At August 31, 2017, the cost of investment securities for tax purposes was $2,445,521,000. Net unrealized appreciation of investment securities for tax purposes was $1,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2017, such purchases and sales were $651,780,000 and $601,340,000, respectively.

Municipal Cash Management Fund

F. Capital shares issued and redeemed were:
	Year Ended August 31,
	2017	2016[1]
	Shares	Shares
	(000)	(000)
Issued	15,927	38,369
Issued in Lieu of Cash Distributions	186	59
Redeemed	(22,655)	(39,291)
Net Increase (Decrease) in Shares Outstanding	(6,542)	(863)
1 Shares adjusted to reflect a 1-for-100 reverse share split as of the close of business on August 12, 2016.

At August 31, 2017, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had a combined ownership of 60% of the fund’s net assets.

G. Management has determined that no material events or transactions occurred subsequent to August 31, 2017, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting separate portfolios of Vanguard CMT Funds, hereafter referred to as the "Funds") as of August 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of August 31, 2017 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

October 13, 2017

Special 2017 tax information (unaudited) for Vanguard CMT Funds

This information for the fiscal year ended August 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For nonresident alien shareholders invested in Market Liquidity Fund, 71.6% of income dividends are interest-related dividends.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value Ending Account Value		Expenses Paid
	February 28, 2017	August 31, 2017	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,005.57	$0.0
Municipal Cash Management	$1,000.00	$1,003.96	$0.

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,025.18	$0.0
Municipal Cash Management	$1,000.00	$1,025.16	$0.

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%.
The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (18 /365).

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they had received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 195 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

© 2017 The Vanguard Group, Inc.

CMT0 102017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to
be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge,
and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2017: $56,000
Fiscal Year Ended August 31, 2016: $54,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2017: $8,424,459
Fiscal Year Ended August 31, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing
Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2017: $3,194,093
Fiscal Year Ended August 31, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended August 31, 2017: $274,313
Fiscal Year Ended August 31, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex,
The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended August 31, 2017: $0
Fiscal Year Ended August 31, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard
Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit
Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit
Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-
audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the
Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard
Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2017: $274,313
Fiscal Year Ended August 31, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial
Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in
Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: October 18, 2017
VANGUARD CMT FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 18, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.